Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments, Measured at Fair Value

The following table sets forth the financial instruments, measured at fair value at recurring basis, by level within the fair value hierarchy:

		As of December 31,
Financial instruments	Fair value hierarchy	2014	2015
		US$	US$
Cash equivalents	Significant other observable inputs (Level 2)	89,884	2,952
Term deposits	Significant other observable inputs (Level 2)	281,513	—
Short-term investments:
- Variable-rate financial instruments	Significant other observable inputs (Level 2)	207,257	29,351
- Available-for-sale securities	Quoted Prices in Active Market for Identical Assets (Level 1)	8,889	11,867